Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying amount [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	€ 351,746	€ 303,496
Debentures	249,177	191,529
Lease liabilities	36,335	26,038
Trade payables, other accounts payable and other long-term liabilities	20,277	17,597
Total non-derivative financial liabilities	657,535	538,660
Derivative finance liabilities
Swap contract	36	331
Financial power swap	1,890
Total derivative finance liabilities	1,926
Contractual cash flows [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	455,346	401,355
Debentures	305,293	227,731
Lease liabilities	69,940	49,029
Trade payables, other accounts payable and other long-term liabilities	20,277	17,597
Total non-derivative financial liabilities	850,856	695,712
Derivative finance liabilities
Swap contract	36	331
Financial power swap	1,890
Total derivative finance liabilities	1,926
Less than 1 year [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	29,358	34,629
Debentures	54,391	46,750
Lease liabilities	2,138	1,613
Trade payables, other accounts payable and other long-term liabilities	20,277	16,724
Total non-derivative financial liabilities	106,164	99,716
Derivative finance liabilities
Swap contract	85	43
Financial power swap	590
Total derivative finance liabilities	675
2-3 years [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	48,415	48,225
Debentures	107,173	85,480
Lease liabilities	5,658	4,101
Trade payables, other accounts payable and other long-term liabilities		873
Total non-derivative financial liabilities	161,246	138,679
Derivative finance liabilities
Swap contract	72	121
Financial power swap	469
Total derivative finance liabilities	541
4-5 years [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	53,117	49,960
Debentures	93,370	82,181
Lease liabilities	5,656	4,742
Trade payables, other accounts payable and other long-term liabilities
Total non-derivative financial liabilities	152,143	136,883
Derivative finance liabilities
Swap contract	2	70
Financial power swap	55
Total derivative finance liabilities	57
More than 5 years [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	324,456	268,541
Debentures	50,359	13,320
Lease liabilities	56,488	38,573
Trade payables, other accounts payable and other long-term liabilities
Total non-derivative financial liabilities	431,303	320,434
Derivative finance liabilities
Swap contract	(123)	€ 97
Financial power swap	776
Total derivative finance liabilities	€ 653